Payden Floating Rate Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
1,200,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 3.10%,
4/19/30 (a)(b)
(Cost - $1,185) $ 1,198
Bank Loans(c) (81%
)
Automotive (3%)
515,757 American Axle & Manufacturing Inc. Term
Loan B 1L, (LIBOR USD 1-Month + 2.250%),
3.00%, 4/06/24  515
1,250,030 Clarios Global LP Term Loan B 1L, (LIBOR USD
1-Month + 3.250%), 3.35%, 4/30/26  1,246
1,500,000 Driven Holdings LLC Term Loan B 1L, 3.52%,
12/17/28  1,498
1,339,642 Tenneco Inc. Term Loan B 1L, (LIBOR USD
1-Month + 3.000%), 3.09%, 10/01/25  1,328
1,300,000 Visteon Corp. Term Loan B 1L, (LIBOR USD
3-Month + 1.750%), 1.87%, 3/24/24  1,293
1,336,650 Wheel Pros Inc. Term Loan 1L, (LIBOR USD
1-Month + 4.500%), 5.25%, 5/11/28  1,337
7,217
Basic Industry (12%)
250,000 AAdvantage Loyalty IP Ltd. Term Loan 1L,
(LIBOR USD 3-Month + 4.750%), 5.50%,
4/20/28  260
1,402,950 ACProducts Holdings Inc. Term Loan 1L,
(LIBOR USD 6-Month + 4.250%), 4.75%,
5/17/28  1,398
571,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  618
963,801 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
1.97%, 6/01/24  962
1,263,054 BWay Holding Co. Term Loan 1L, (LIBOR USD
1-Month + 3.250%), 3.35%, 4/03/24  1,253
459,376 Core & Main LP Term Loan B1 1L, (LIBOR USD
1-Month + 2.500%), 2.60%, 7/27/28  458
745,671 CP Atlas Buyer Inc. Term Loan B1 1L, (LIBOR
USD 1-Month + 3.750%), 4.25%, 11/23/27  744
1,496,222 Dun & Bradstreet Corp. Term Loan B 1L, 3.35%,
2/08/26  1,492
945,250 Ecovyst Catalyst Technologies LLC Term Loan
1L, (LIBOR USD 3-Month + 2.750%), 3.25%,
6/09/28  947
1,381,645 Graham Packaging Co. Inc. Term Loan 1L,
(LIBOR USD 1-Month + 3.000%), 3.75%,
8/04/27  1,379
1,500,000 Griffon Corp. Term Loan B 1L, 3.25%, 1/19/29  1,501
450,269 H.B. Fuller Co. Term Loan B 1L, (LIBOR USD
1-Month + 2.000%), 2.10%, 10/20/24  451
1,500,000 II-VI Inc. Term Loan B 1L, 3.25%, 12/08/28  1,501
1,472,600 INEOS U.S. Petrochem LLC Term Loan B 1L,
(LIBOR USD 1-Month + 2.750%), 3.25%,
1/29/26  1,471
1,712,647 Madison IAQ LLC Term Loan 1L, (LIBOR USD
6-Month + 3.250%), 3.75%, 6/21/28  1,709
1,480,000 Quikrete Holdings Inc. Term Loan B1 1L,
(LIBOR USD 1-Month + 3.000%), 3.00%,
6/11/28  1,478
Principal
or Shares Security Description
Value
(000)
1,048,840 SCIH Salt Holdings Inc. Term Loan B 1L,
(LIBOR USD 6-Month + 4.000%), 4.75%,
3/16/27  $ 1,043
1,273,600 SRS Distribution Inc. Term Loan B 1L, (LIBOR
USD 6-Month + 3.750%), 4.25%, 6/04/28  1,274
992,388 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 3.00%,
9/22/28 994
694,684 TransDigm Inc. Term Loan G 1L, (LIBOR USD
1-Month + 2.250%), 2.34%, 8/22/24  690
483,497 United Rentals N.A. Inc. Term Loan 1L, (LIBOR
USD 1-Month + 1.750%), 1.85%, 10/31/25  485
1,292,609 Vertical Midco GmbH Term Loan B 1L, (LIBOR
USD 6-Month + 3.500%), 4.00%, 7/31/27  1,295
1,399,425 VM Consolidated Inc. Term Loan 1L, (LIBOR
USD 6-Month + 3.250%), 3.60%, 3/26/28  1,398
1,075,000 WR Grace Holdings LLC Term Loan B 1L,
(LIBOR USD 3-Month + 3.750%), 4.25%,
9/22/28  1,077
25,878
Consumer Goods (5%)
1,092,500 Froneri U.S. Inc. Term Loan B2 1L, (LIBOR
USD 1-Month + 2.250%), 2.35%, 1/31/27  1,080
972,500 JBS USA LUX SA Term Loan B 1L, (LIBOR
USD 1-Month + 2.000%), 2.10%, 5/01/26  971
1,100,000 SWF Holdings I Corp. Term Loan 1L, (LIBOR
USD 1-Month + 4.000%), 4.75%, 10/06/28  1,095
93,750 TGP Holdings III LLC Term Loan DD 1L,
(LIBOR USD 1-Month + 4.500%), 3.25%,
6/29/28  93
711,000 TGP Holdings III LLC Term Loan 1L, (LIBOR
USD 3-Month + 3.500%), 4.25%, 6/29/28  709
1,472,600 Triton Water Holdings Inc. Term Loan 1L,
(LIBOR USD 3-Month + 3.500%), 4.00%,
3/31/28  1,464
2,000,000 U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
1-Month + 2.750%), 2.85%, 11/22/28  1,999
1,048,510 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 3.35%,
10/22/25  1,050
500,000 United Natural Foods Inc. Term Loan B 1L,
3.35%, 10/22/25  501
595,489 Utz Quality Foods LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.000%), 3.10%, 1/20/28  595
9,557
Energy (3%)
1,243,199 Calpine Corp. Term Loan B5 1L, (LIBOR USD
1-Month + 2.500%), 2.61%, 12/16/27  1,236
1,323,350 CQP Holdco LP Term Loan 1L, (LIBOR USD
1-Month + 3.750%), 4.25%, 6/04/28  1,323
696,500 DT Midstream Inc. Term Loan 1L, (LIBOR USD
6-Month + 2.000%), 2.50%, 6/10/28  700
488,748 Exgen Renewables IV LLC Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 4.00%,
12/15/27  489
985,000 PG&E Corp. Term Loan B 1L, (LIBOR USD
3-Month + 3.000%), 3.50%, 6/23/25  968
1,500,000 Southwestern Energy Co. Term Loan B 1L,
(LIBOR USD 1-Month + 1.500%), 3.00%,
6/22/27 1,505
6,221

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
Financial Services (6%)
1,500,000 Albion Acquisitions Ltd. Term Loan 1L, (LIBOR
USD 1-Month + 5.250%), 5.75%, 7/31/26  $ 1,496
798,387 Allspring Buyer LLC Term Loan 1L, (LIBOR
USD 2-Month + 3.250%), 3.75%, 11/02/28  800
1,467,636 AmWins Group Inc. Term Loan 1L, (LIBOR
USD 1-Month + 2.250%), 3.00%, 2/19/28  1,459
122,727 Bengal Debt Merger Sub LLC Term Loan 1L,
3.75%, 1/20/29  123
2,127,273 Bengal Debt Merger Sub LLC Term Loan 1L,
3.75%, 1/20/29  2,127
496,250 Citadel Securities LP Term Loan 1L, (LIBOR
USD 1-Month + 2.500%), 2.60%, 2/02/28  492
1,749,887 Jane Street Group LLC Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 2.85%, 1/26/28  1,731
490,000 Nexus Buyer LLC Term Loan 1L, (LIBOR USD
1-Month + 3.750%), 3.85%, 11/08/26  489
1,472,600 Paysafe Holdings U.S. Corp. Term Loan B 1L,
(LIBOR USD 3-Month + 2.750%), 3.25%,
6/24/28  1,444
595,500 Starwood Property Mortgage LLC Term Loan B3
1L, (LIBOR USD 1-Month + 3.250%), 4.00%,
7/26/26  598
1,306,452 Trans Union LLC Term Loan B6 1L, 2.75%,
12/01/28  1,303
346,923 Tronox Finance LLC Term Loan B 1L, (LIBOR
USD 1-Month + 2.500%), 2.45%, 3/11/28  345
12,407
Healthcare (7%)
1,274,058 AthenaHealth Inc. Term Loan 1L, 4.00%,
1/27/29  1,270
215,942 AthenaHealth Inc. Term Loan 1L, 4.00%,
1/27/29  215
1,173,036 Change Healthcare Holdings LLC Term Loan B
1L, (LIBOR USD 1-Month + 2.500%), 2.74%,
3/01/24  1,173
1,500,000 Embecta Corp. Term Loan B 1L, 3.50%, 1/27/29  1,502
925,556 Grifols Worldwide Operations USA Inc. Term
Loan B 1L, (LIBOR USD 1-Month + 2.000%),
2.10%, 11/15/27  916
526,324 ICON Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 2.75%,
7/01/28  526
895,500 Jazz Financing Lux Sarl Term Loan 1L, (LIBOR
USD 1-Month + 3.500%), 4.00%, 5/05/28  897
1,500,000 Mozart Borrower LP Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 10/21/28  1,496
1,500,000 Option Care Health Inc. Term Loan B 1L Term
Loan B 1L, (LIBOR USD 1-Month + 2.750%),
3.25%, 10/27/28  1,500
482,083 Organon & Co. Senior Secured Dollar Term Loan
1L, (LIBOR USD 6-Month + 3.000%), 3.50%,
6/02/28  482
1,317,647 Padagis LLC Term Loan B 1L, (LIBOR USD
1-Month + 4.750%), 5.25%, 7/06/28  1,317
131,134 PRA Health Sciences Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 2.75%,
7/01/28  131
1,482,008 Radiology Partners Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 4.250%), 4.36%,
7/09/25  1,467
Principal
or Shares Security Description
Value
(000)
700,000 Select Medical Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.250%), 2.34%, 3/06/25  $ 697
1,480,000 Sterigenics-Nordion Holdings LLC Term Loan
1L, (LIBOR USD 3-Month + 2.750%), 3.25%,
12/13/26  1,478
500,000 WP CityMD Bidco LLC Term Loan B 1L,
3.75%, 11/18/28  500
15,567
Insurance (3%)
1,361,556 Acrisure LLC Term Loan B 1L, (LIBOR USD
3-Month + 3.500%), 3.72%, 2/15/27  1,347
489,890 AI Convoy Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 6-Month + 3.500%), 4.50%,
1/20/27  492
1,371,484 AssuredPartners Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 3.500%), 3.60%, 2/13/27  1,364
1,359,532 Asurion LLC Term Loan B8 1L, (LIBOR USD
1-Month + 3.250%), 3.35%, 12/23/26  1,352
1,225,352 HUB International Ltd. Term Loan 1L, (LIBOR
USD 1-Month + 2.750%), 2.87%, 4/25/25  1,213
5,768
Leisure (10%)
990,367 1011778 BC ULC Term Loan B4 1L Term Loan
B4 1L, (LIBOR USD 1-Month + 1.750%),
1.85%, 11/19/26  978
1,600,000 Ballys Corporation Term Loan B 1L, (LIBOR
USD 6-Month + 3.250%), 3.75%, 10/01/28  1,601
969,844 Caesars Resort Collection LLC Term Loan B
1L, (LIBOR USD 1-Month + 2.750%), 2.85%,
12/22/24  966
1,319,950 Carnival Corp. Term Loan B 1L, (LIBOR USD
3-Month + 3.000%), 3.75%, 6/30/25  1,311
1,190,886 Excel Fitness Holdings Inc. Term Loan 1L,
(LIBOR USD 1-Month + 5.250%), 6.25%,
10/07/25  1,190
862,053 Fertitta Entertainment LLC Term Loan B 1L,
4.50%, 1/13/29  866
1,407,947 Golden Nugget LLC Term Loan 1L, (LIBOR
USD 3-Month + 2.500%), 3.25%, 10/04/23  1,414
1,246,852 Hilton Worldwide Finance LLC Term Loan B2
1L, (LIBOR USD 1-Month + 1.750%), 1.86%,
6/21/26  1,238
1,236,528 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25 1,235
355,075 KFC Holding Co. Term Loan B 1L, (LIBOR
USD 1-Month + 1.750%), 1.86%, 3/15/28  355
1,028,995 Live Nation Entertainment Inc. Term Loan B4
1L, (LIBOR USD 1-Month + 1.750%), 1.75%,
10/17/26  1,012
597,000 MajorDrive Holdings IV LLC Term Loan 1L,
(LIBOR USD 3-Month + 4.000%), 4.50%,
6/01/28  597
1,044,443 Marriott Ownership Resorts Inc. Term Loan B
1L, (LIBOR USD 1-Month + 1.750%), 1.85%,
8/31/25  1,032
1,200,117 Scientific Games International Inc. Term Loan
B5 1L, (LIBOR USD 1-Month + 2.750%),
2.85%, 8/14/24  1,198
548,182 SRAM LLC Term Loan 1L, (LIBOR USD
3-Month + 2.750%), 3.25%, 5/18/28  548
1,152,582 Tacala Investment Corp. Term Loan 1L, (LIBOR
USD 1-Month + 3.500%), 4.25%, 2/05/27 1,153

Principal
or Shares Security Description
Value
(000)
560,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 8.25%,
2/05/28  $ 561
1,190,910 United PF Holdings LLC Term Loan 1L, (LIBOR
USD 3-Month + 4.000%), 4.22%, 12/30/26  1,161
1,773,313 Wyndham Hotels & Resorts Inc. Term Loan B
1L, (LIBOR USD 1-Month + 1.750%), 1.85%,
5/30/25  1,760
20,176
Media (8%)
179,104 ABG Intermediate Holdings 2 LLC Term Loan
B1 1L, 4.00%, 12/21/28  179
1,141,791 ABG Intermediate Holdings 2 LLC Term Loan
B2 1L, 4.00%, 12/21/28  1,141
179,104 ABG Intermediate Holdings 2 LLC Term Loan
B3 1L, 4.00%, 12/21/28  179
1,501,748 Altice Financing SA Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 2.99%, 7/15/25  1,488
1,391,477 Banijay Group U.S. Holding Inc. Term Loan B
1L, (LIBOR USD 1-Month + 0.080%), 3.85%,
3/01/25  1,388
1,000,000 Coral U.S. Co-Borrower LLC Term Loan B5
1L, (LIBOR USD 1-Month + 2.250%), 2.36%,
1/31/28  989
500,000 Coral U.S. Co-Borrower LLC Term Loan B6
1L, (LIBOR USD 1-Month + 3.000%), 3.11%,
10/01/29  498
1,062,608 CSC Holdings LLC Term Loan B5 1L, (LIBOR
USD 1-Month + 2.500%), 2.61%, 4/15/27  1,054
977,500 Diamond Sports Group LLC Term Loan 1L,
(LIBOR USD 1-Month + 3.250%), 3.36%,
8/24/26  404
1,075,250 DIRECTV Financing LLC Term Loan 1L,
(LIBOR USD 3-Month + 5.000%), 5.75%,
8/02/27  1,078
1,263,650 Endurance International Group Holdings
Inc. Term Loan 1L, (LIBOR USD 6-Month +
3.500%), 4.25%, 2/10/28  1,255
250,125 EW Scripps Co. Term Loan B3 1L, (LIBOR USD
1-Month + 3.000%), 3.75%, 1/07/28  250
1,250,000 Gray Television Inc. Term Loan D 1L, (LIBOR
USD 3-Month + 3.000%), 3.10%, 12/01/28  1,249
1,000,000 Lamar Media Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 1.500%), 1.61%, 2/06/27  995
1,399,041 MH Sub I LLC Term Loan 2L, (LIBOR USD
1-Month + 3.500%), 3.60%, 9/15/24  1,394
700,000 Nexstar Broadcasting Inc. Term Loan B4 1L,
(LIBOR USD 3-Month + 2.750%), 2.60%,
9/19/26  699
1,460,000 UPC Financing Partnership Term Loan 1L,
(LIBOR USD 1-Month + 3.000%), 3.11%,
1/31/29  1,454
600,000 Virgin Media Bristol LLC Term Loan Q 1L,
(LIBOR USD 1-Month + 3.250%), 3.36%,
1/31/29  600
711,175 WMG Acquisition Corp. Term Loan G 1L,
(LIBOR USD 1-Month + 2.125%), 2.23%,
1/20/28  706
17,000
Principal
or Shares Security Description
Value
(000)
Real Estate (1%)
1,251,847 Iron Mountain Information Management LLC
Term Loan B 1L, (LIBOR USD 1-Month +
1.750%), 1.85%, 1/02/26  $ 1,236
Retail (7%)
1,224,160 Beacon Roofing Supply Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 2.34%,
5/19/28  1,220
1,248,438 BJ's Wholesale Club Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.000%), 2.11%,
2/03/24  1,250
1,500,000 Crocs Inc. Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 4.00%, 1/27/29  1,493
980,000 Dealer Tire LLC Term Loan B 1L, (LIBOR USD
1-Month + 4.250%), 4.35%, 12/12/25  983
1,269,483 GOBP Holdings Inc. Term Loan 1L, (LIBOR
USD 1-Month + 2.750%), 2.85%, 10/22/25  1,267
544,500 GYP Holdings III Corp. Term Loan 1L, (LIBOR
USD 1-Month + 2.500%), 2.60%, 6/01/25  544
1,243,059 Harbor Freight Tools USA Inc. Term Loan B
1L, (LIBOR USD 1-Month + 2.750%), 3.25%,
10/19/27  1,240
1,399,425 Leslie's Poolmart Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 2.500%), 3.00%, 3/09/28  1,400
800,000 MIC Glen LLC Term Loan 1L, (LIBOR USD
3-Month + 3.500%), 4.00%, 7/21/28  800
1,250,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  1,248
497,500 Michaels Cos. Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 4.250%), 5.00%, 4/15/28  491
694,750 PetSmart Inc. Term Loan 1L, (LIBOR USD
3-Month + 3.750%), 4.75%, 2/12/28  694
1,800,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 8/03/28 1,798
14,428
Service (2%)
1,480,000 Adtalem Global Education Inc. Term Loan B
1L, (LIBOR USD 1-Month + 4.500%), 5.25%,
8/12/28  1,483
465,325 Aramark Services Inc. Term Loan B3 1L, (LIBOR
USD 1-Month + 1.750%), 1.85%, 3/11/25  460
218,835 Hertz Corp. Term Loan C 1L, (LIBOR USD
1-Month + 3.500%), 3.75%, 6/30/28  219
1,155,359 Hertz Corp. Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 3.75%, 6/30/28  1,157
3,319
Technology (6%)
1,402,950 Ahead DB Holdings LLC Term Loan B 1L,
(LIBOR USD 3-Month + 3.750%), 4.50%,
10/16/27  1,403
600,000 Avaya Inc. Term Loan B2 1L, (LIBOR USD
1-Month + 4.000%), 4.11%, 12/15/27  601
1,341,492 Castle U.S. Holding Corp. Term Loan 1L,
(LIBOR USD 3-Month + 3.750%), 3.97%,
1/31/27  1,330
1,906,475 Ensono Holdings LLC Term Loan B 1L, (LIBOR
USD 6-Month + 4.000%), 4.75%, 5/28/28  1,909
1,296,750 Everi Payments Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 2.500%), 3.00%, 8/03/28  1,296
595,088 Finastra USA Inc. Term Loan 1L, (LIBOR USD
6-Month + 3.500%), 4.50%, 6/13/24  594

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,500,000 Informatica LLC Term Loan 1L, (LIBOR USD
1-Month + 2.750%), 2.88%, 10/29/28  $ 1,497
1,391,739 Peraton Corp. Term Loan B 1L, (LIBOR USD
1-Month + 3.750%), 4.50%, 2/01/28  1,393
595,500 Pitney Bowes Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 4.000%), 4.11%, 3/19/28  597
492,500 Presidio Holdings Inc. Term Loan 1L, (LIBOR
USD 3-Month + 3.500%), 3.63%, 12/19/26  493
581,273 Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD
1-Month + 2.000%), 2.10%, 2/22/24  574
191,784 Sabre GLBL Inc. Term Loan B1 1L, (LIBOR USD
1-Month + 3.500%), 4.00%, 12/17/27  189
305,716 Sabre GLBL Inc. Term Loan B2 1L, (LIBOR USD
1-Month + 3.500%), 4.00%, 12/17/27  302
1,500,000 TIBCO Software Inc. Term Loan 2L, (LIBOR
USD 1-Month + 7.250%), 7.36%, 3/04/28  1,509
13,687
Telecommunications (5%)
588,000 CenturyLink Inc. Term Loan B 1L, (LIBOR USD
1-Month + 2.250%), 2.35%, 3/15/27  579
1,410,000 Consolidated Communications Inc. Term Loan
B1 1L, (LIBOR USD 1-Month + 3.500%),
4.25%, 10/02/27  1,408
1,389,500 Frontier Communications Holdings LLC Term
Loan B 1L, (LIBOR USD 3-Month + 3.750%),
4.50%, 10/08/27  1,390
1,333,300 Gogo Intermediate Holdings LLC Term Loan
1L, (LIBOR USD 3-Month + 3.750%), 4.50%,
4/30/28  1,335
986,481 Iridium Satellite LLC Term Loan B 1L, (LIBOR
USD 1-Month + 2.500%), 3.25%, 11/04/26  985
1,410,000 LCPR Loan Financing LLC Term Loan 1L,
(LIBOR USD 1-Month + 3.750%), 3.86%,
10/15/28  1,415
1,158,569 Numericable U.S. LLC Term Loan B13 1L,
(LIBOR USD 2-Month + 4.000%), 4.11%,
8/14/26  1,156
597,000 Univision Communications Inc. Term Loan B
1L, (LIBOR USD 1-Month + 3.250%), 4.00%,
3/24/26  597
1,386,525 Voyage Australia Pty Ltd. Term Loan 1L,
(LIBOR USD 3-Month + 3.500%), 4.00%,
6/18/28  1,387
10,252
Transportation (3%)
500,000 Delta Air Lines Inc. Term Loan 1L, (LIBOR USD
3-Month + 3.750%), 4.75%, 10/20/27  529
242,647 First Student Bidco Inc. Term Loan C 1L,
(LIBOR USD 3-Month + 3.000%), 3.50%,
7/21/28  242
657,353 First Student Bidco Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 3.000%), 3.50%,
7/21/28  654
1,500,000 Setanta Aircraft Leasing DAC Term Loan B 1L,
2.14%, 11/05/28  1,500
1,496,250 Spirit AeroSystems Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 4.250%), 4.25%, 1/15/25  1,504
1,439,125 United Airlines Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 3.750%), 4.50%, 4/21/28  1,443
5,872
Total Bank Loans (Cost - $169,054)
168,585
Principal
or Shares Security Description
Value
(000)
Corporate Bond (14%
)
500,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) $ 508
500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 506
500,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 516
500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (a) 514
1,000,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 999
600,000 Caesars Entertainment Inc. 144A, 8.13%,
7/01/27 (a) 647
600,000 Callon Petroleum Co. , 6.13%, 10/01/24  601
500,000 Chesapeake Energy Corp. 144A, 6.75%,
4/15/29 (a) 535
1,000,000 Civitas Resources Inc. , 7.50%, 4/30/26  1,006
500,000 CNX Resources Corp. 144A, 7.25%, 3/14/27 (a) 526
1,000,000 Comstock Resources Inc. 144A, 7.50%,
5/15/25 (a) 1,019
350,000 Coty Inc. 144A, 5.00%, 4/15/26 (a) 352
330,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 339
350,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (a) 360
500,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (a) 516
540,000 Great Western Petroleum LLC/Great Western
Finance Corp. 144A, 12.00%, 9/01/25 (a) 566
350,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  360
500,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 502
1,050,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 1,049
500,000 iStar Inc. , 4.25%, 8/01/25  497
310,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 329
850,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 830
350,000 Kraton Polymers LLC/Kraton Polymers Capital
Corp. 144A, 4.25%, 12/15/25 (a) 361
1,000,000 Laredo Petroleum Inc. , 9.50%, 1/15/25  1,021
750,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) 688
800,000 Moss Creek Resources Holdings Inc. 144A,
10.50%, 5/15/27 (a) 786
500,000 Navient Corp. , 5.88%, 10/25/24  519
500,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 508
525,000 NuVista Energy Ltd. , 7.88%, 7/23/26 CAD (e) 435
500,000 OCI NV 144A, 4.63%, 10/15/25 (a) 515
500,000 OneMain Finance Corp. , 6.88%, 3/15/25  543
500,000 Parkland Corp. 144A, 5.88%, 7/15/27 (a) 516
400,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.25%, 5/15/25 (a) 391
750,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 770
500,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 531
500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (a) 522
500,000 Range Resources Corp. , 9.25%, 2/01/26  535
400,000 RLJ Lodging Trust LP 144A, 3.75%, 7/01/26 (a) 389
1,150,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 1,096
500,000 Royal Caribbean Cruises Ltd. , 5.25%, 11/15/22  502
450,000 Service Properties Trust , 7.50%, 9/15/25  475

Principal
or Shares Security Description
Value
(000)
500,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a) $ 511
500,000 SM Energy Co. , 5.00%, 1/15/24  501
500,000 SM Energy Co. 144A, 10.00%, 1/15/25 (a) 544
500,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 505
900,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 894
500,000 Tenet Healthcare Corp. 144A, 4.88%,
1/01/26 (a) 503
350,000 TransMontaigne Partners LP/TLP Finance Corp. ,
6.13%, 2/15/26  340
500,000 Tutor Perini Corp. 144A, 6.88%, 5/01/25 (a)(f) 496
500,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 505
500,000 W&T Offshore Inc. 144A, 9.75%, 11/01/23 (a) 488
350,000 WESCO Distribution Inc. 144A, 7.13%,
6/15/25 (a) 367
Total Corporate Bond (Cost - $30,144)
29,834
Mortgage Backed (2%
)
794,328 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 12.36%,
9/25/28 (b) 914
814,789 Fannie Mae Connecticut Avenue Securities 2016-
C03, (1 mo. LIBOR USD + 11.750%), 11.86%,
10/25/28 (b) 931
300,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.91%,
2/25/50 (a)(b) 295
663,073 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2, (1 mo. LIBOR USD +
10.500%), 10.61%, 5/25/28 (b) 743
493,543 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HQA1, (1 mo. LIBOR USD +
12.750%), 12.86%, 8/25/29 (b) 529
Principal
or Shares Security Description
Value
(000)
300,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) $ 314
671,485 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 11.86%, 5/25/43 (a)(b) 757
Total Mortgage Backed (Cost - $4,215)
4,483
Stocks (0%)
Preferred Stock (0%
)
50 Santander Consumer Auto Receivables Trust
2021-C,  0.00%
(Cost - $1,122)

Total Stocks (Cost - $1,122) 966
Investment Company (11%
)
23,072,681 Payden Cash Reserves Money Market Fund *
(Cost - $23,073)
23,073
Total Investments (Cost - $228,793) (109%)
228,139
Liabilities in excess of Other Assets (-9%)
(18,792)
Net Assets (100%) $ 209,347
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Principal in foreign currency.
(f) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $496 and the total market value of the collateral held by the Fund is $510. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 876 CAD  1,095 Citibank, N.A. 03/17/2022 $ 15